Staff costs - Santander UK plc (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) Argentian_peso / € item € / £ contract	Dec. 31, 2018 EUR (€) Argentian_peso / € item € / £ contract	Dec. 31, 2017 EUR (€) item € / £ contract	Dec. 31, 2008 GBP (£) item	Dec. 31, 2016 € / £
Share-based payment arrangement
Exchange rate | Argentian_peso / €	67.26	43.12
Santander UK plc | Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	27,201,000	28,916,000	24,762,000
Options granted	6,210,000	3,916,000	17,296,000
Options exercised	(3,340,000)	(1,918,000)	(338,000)
Options cancelled (net) or not exercised	(3,233,000)	(3,713,000)	(12,804,000)
Number of share options outstanding, end of period	26,838,000	27,201,000	28,916,000
Weighted average exercise price of share options granted in share-based payment arrangement | €	€ 3.46	€ 4.02	€ 4.91
Exercise price of share options exercised in share-based payment arrangement | €	3.16	3.77	3.67
Exercise price of share options cancelled in share-based payment arrangement | €	€ 3.76	€ 3.40	€ 3.51
Number of persons | contract	4,880	4,260	7,024
Exchange rate | € / £	1.17536	1.11791	1.12710		1.16798
Minimum number of accounts/contracts per employee | contract	1
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions				3
Santander UK plc | Minimum | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the Sharesave Scheme by UK tax authorities				21 days
Santander UK plc | Maximum | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the Sharesave Scheme by UK tax authorities				41 days